SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling And Marketing Expenses
SCHEDULE OF SELLING AND MARKETING EXPENSES

	Year ended December 31
	2024	2023

Salaries and related expenses	84	157
Share based compensation	1	-
Subcontractors	50	31
Transport and storage	49	37
Commissions	-	14
Travel expenses	25	13
Other expenses	29	20
	238	272